Shareholder Report, Average Annual Return (Details)			9 Months Ended	12 Months Ended		60 Months Ended	94 Months Ended	120 Months Ended
	Oct. 16, 2023	Aug. 31, 2016	Jun. 30, 2024	Jun. 30, 2024	Jul. 31, 2013	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000015937
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Champlain Small Company Fund, Advisor Shares
C000173316
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Champlain Small Company Fund, Institutional Shares
C000065363
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Champlain Mid Cap Fund, Advisor Shares
C000096284
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Champlain Mid Cap Fund, Institutional Shares
C000245657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Champlain Strategic Focus Fund, Institutional Shares
Without Sales Load [Member] | C000015937
Average Annual Return [Line Items]
Average Annual Return, Percent				3.90%		5.80%		8.25%
Without Sales Load [Member] | C000173316
Average Annual Return [Line Items]
Average Annual Return, Percent				4.19%		6.07%	8.55%
Without Sales Load [Member] | C000065363
Average Annual Return [Line Items]
Average Annual Return, Percent				6.08%		7.81%		10.18%
Without Sales Load [Member] | C000096284
Average Annual Return [Line Items]
Average Annual Return, Percent				6.37%		8.07%		10.46%
Without Sales Load [Member] | C000245657
Average Annual Return [Line Items]
Average Annual Return, Percent			16.60%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 ™ Index (USD)
Average Annual Return, Percent				23.13%		14.14%		12.15%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent				23.13%		14.14%	13.81%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 ™ Index (USD)
Average Annual Return, Percent				23.13%		14.14%		12.15%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 ™ Index (USD)
Average Annual Return, Percent				23.13%		14.14%		12.15%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Average Annual Return, Percent			25.19%